CERTIFICATION OF
                       STRONG LARGE CAP GROWTH FUND, INC.


STRONG LARGE CAP GROWTH FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated March 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 29 (File No. 2-73967; 811-3254), which was filed with the Securities and Exchange Commission on February 26, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Registrant's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG LARGE CAP GROWTH FUND, INC.



                                   /s/ Susan A. Hollister
                                   By: Susan A. Hollister
                                   Title: Vice President and Assistant Secretary



Dated:  March 5, 2001